Cash and Cash Equivalent Balances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents in domestic accounts	$ 152,373	$ 263,853
Cash and cash equivalents in foreign accounts	95,239	52,484
Total	$ 247,612	$ 316,337	$ 394,795	$ 449,955